Note 22 - Shareholders' Capital - Classes of Share Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance	$ (149,326)
Balance	$ 230,743	$ (149,326)
Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)	151,053,538
Balance	$ 1,198,439
Balance (in shares)	152,717,452	151,053,538
Balance	$ 1,215,826	$ 1,198,439
Ordinary shares [member]
Statement Line Items [Line Items]
Balance (in shares)	147,013,538	147,183,778
Balance	$ 1,070,076	$ 1,069,434
Share-based awards exercised (in shares)	1,643,156	679,760
Share-based units exercised	$ 11,954	$ 7,191
Acquisition of a subsidiary (in shares)	1,415,285
Acquisition of subsidiary	$ 8,966
Repurchase and cancellation of shares (in shares)	(1,677,827)	(850,000)
Repurchase and cancellation of shares	$ (11,941)	$ (6,549)
Balance (in shares)	148,394,152	147,013,538
Balance	$ 1,079,055	$ 1,070,076
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	1,070,076	1,069,434
Share-based units exercised	11,954	7,191
Acquisition of subsidiary	8,966
Repurchase and cancellation of shares	(11,941)	(6,549)
Balance	$ 1,079,055	$ 1,070,076
Preference shares [member]
Statement Line Items [Line Items]
Balance (in shares)	4,040,000
Balance	$ 128,363
Balance (in shares)	4,323,300	4,040,000
Balance	$ 136,771	$ 128,363
Shares issued for cash (in shares)	283,300	4,040,000
Shares issued	$ 9,260	$ 132,973
Shares issuance costs	(852)	(4,610)
Preference shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Balance	128,363
Balance	136,771	128,363
Shares issued	9,260	132,973
Shares issuance costs	$ (852)	$ (4,610)